U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                             Please print or type

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1. Name and address of issuer:
      Variable Account A
      Keyport Benefit Life Insurance Company
      125 High Street
      Boston, MA 02110
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2. Name of each series or class of funds for which this notice is filed:


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3. Investment Company Act File Number: 811-08635


      Securities Act File Number: 33345727

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4(a). Last day of fiscal year for which this notice is filed: 12/31/98


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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2:
                                                           $ 15,446,530
                                                          _________________

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal year:
                                                           -       0
                                                          _________________

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                      +      0
                                                          _________________

    (iv)   Total available redemption credits (add Items
           5(ii) and 5(iii):                                -      0
                                                          _________________

    (v)    Net sales--if Item 5(i) is greater that Item
           5(iv) [subtract Item 5(iv) from Item 5(i)]:       $15,446,530
                                                          _________________

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    (vi)   Redemption credits available for use in future
           years -- if Item 5(i) is less than Item 5(iv)  $(     0       )
           [subtract Item 5(iv) from Item 5(I)]:          _________________

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    (vii)  Multiplier for determining registration fee
           (see Instruction C.9):                            x .000295
                                                          _________________

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):     $       4,556.73
                                                          _________________

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24f-2 as in effect before October 11, 1997. then report the amount of securities (number of shares or other units)
     deducted here:_____________________   If there is a number of shares
     or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________________

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7.   Interest due -- if this Form is being filed more that 90
     days after the end of the issuer's fiscal year (see
     Instruction D):                                      + 0
                                                         __________________

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8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]
                                                          = $     4,556.73
                                                         __________________

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9. Date the registration fee and any interest payment was sent to the Commissioner's lockbox depository:

           Method of Delivery:

                               [X] Wire Transfer

                               [ ] Mail or other means
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                                 SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By (Signature and Title)* /s/ James J. Klopper
                                   James J. Klopper, Secretary

      Date   2/26/99

*Please print the name and title of the signing officer below the signature.




                        Keyport Benefit Life Insurance Company
                                125 High Street
                               Boston, MA  02110


                                              February 26, 1999





Paul H. LeFevre, Acting President
Keyport Life Insurance Company
125 High Street
Boston, MA 02110

RE: OPINION OF COUNSEL - Variable Account A of Keyport Benefit Life Insurance Company

Dear Mr. LeFevre:

I am serving as counsel in connection with the filing with the Securities and Exchange Commission of Form 24F-2 with respect to fiscal year 1998 of Variable Account A of Keyport Benefit Life Insurance Company.

Based on my review of relevant materials, it is my opinion that the securities sold in the fiscal year for which Form 24F-2 is being filed were legally-issued, fully paid and non-assessable.

You may attach this opinion letter, or a copy thereof, to Form 24F-2.

                                              Sincerely,

                                              /s/ Elizabeth B. Love

                                              Elizabeth B. Love, Esq.




opinion.ltr